iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Avon Technologies PLC .................... 2,655 $ 61,543
Babcock International Group PLC .............. 22,698 334,982
Chemring Group PLC ...................... 25,134 185,079
Cohort PLC
(a)
........................... 3,256 60,599
QinetiQ Group PLC ....................... 40,871 276,866
Senior PLC ............................. 38,738 149,984
1,069,053
a
Banks  —  2 .1%
Close Brothers Group PLC
(b)
................. 13,905 86,289
Lion Finance Group PLC .................... 3,182 476,086
Metro Bank Holdings PLC
(b)
.................. 27,987 64,978
Shawbrook Group PLC
(b) (c)
................... 11,760 49,757
TBC Bank Group PLC ..................... 3,860 233,533
910,643
a
Beverages  —  0 .5%
AG Barr PLC ............................ 9,830 80,911
C&C Group PLC ......................... 34,226 45,724
Fevertree Drinks PLC ...................... 8,494 89,280
215,915
a
Biotechnology  —  0 .6%
Genus PLC ............................. 6,093 191,022
OXB
(b)
................................ 6,700 56,664
247,686
a
Broadline Retail  —  0 .5%
B&M European Value Retail PLC .............. 88,185 202,739
THG PLC
(b)
............................. 53,028 23,909
226,648
a
Building Products  —  0 .5%
Genuit Group PLC ........................ 23,260 81,848
Volution Group PLC ....................... 18,291 151,244
233,092
a
Capital Markets  —  14 .4%
Aberdeen Group PLC ...................... 170,014 566,624
AJ Bell PLC ............................ 29,036 237,354
Ashmore Group PLC ...................... 39,498 110,639
Bridgepoint Group PLC
(c)
.................... 34,467 125,325
CMC Markets PLC
(c)
....................... 8,399 41,942
Foresight Group Holdings Ltd. ................ 6,542 38,393
Georgia Capital PLC
(b)
..................... 2,540 143,464
ICG PLC .............................. 25,082 626,757
IG Group Holdings PLC .................... 29,831 719,292
IntegraFin Holdings PLC .................... 26,776 122,061
Investec PLC ........................... 52,455 460,771
IP Group PLC
(b)
.......................... 79,555 74,031
JTC PLC
(c)
............................. 14,330 254,350
Jupiter Fund Management PLC ............... 39,034 84,063
Man Group PLC ......................... 103,800 383,101
Molten Ventures PLC
(b)
..................... 14,064 111,557
Ninety One PLC ......................... 27,903 83,724
Plus500 Ltd. ............................ 6,418 383,063
Polar Capital Holdings PLC .................. 8,191 92,659
Quilter PLC
(c)
............................ 122,258 319,411
Rathbones Group PLC ..................... 5,398 142,951
St. James's Place PLC ..................... 47,952 775,170
TP ICAP Group PLC ...................... 67,887 279,390
XPS Pensions Group PLC ................... 17,320 72,225
6,248,317
a
Security Shares Value
a
Chemicals  —  2 .5%
Croda International PLC .................... 11,884 $ 485,458
Elementis PLC .......................... 51,740 107,026
Johnson Matthey PLC ..................... 15,522 443,154
Victrex PLC ............................ 7,242 62,418
1,098,056
a
Commercial Services & Supplies  —  1 .5%
Johnson Service Group PLC ................. 35,051 72,174
Mitie Group PLC ......................... 111,386 267,906
Serco Group PLC ........................ 91,518 325,373
665,453
a
Construction & Engineering  —  2 .6%
Balfour Beatty PLC ....................... 45,112 481,727
Keller Group PLC ........................ 6,446 205,562
Kier Group PLC .......................... 38,012 106,038
Morgan Sindall Group PLC .................. 4,188 256,168
Renew Holdings PLC ...................... 7,312 89,116
1,138,611
a
Construction Materials  —  0 .9%
Breedon Group PLC ....................... 25,616 97,765
Ibstock PLC
(c)
........................... 36,473 51,034
RHI Magnesita N.V. ....................... 1,749 69,800
SigmaRoc PLC
(b)
......................... 92,673 154,414
373,013
a
Consumer Staples Distribution & Retail  —  0 .4%
Ocado Group PLC
(b)
....................... 50,543 150,741
a
Distributors  —  0 .7%
Inchcape PLC ........................... 27,749 315,960
a
Diversified Consumer Services  —  0 .1%
ME GROUP INTERNATIONAL PLC ............ 21,926 43,325
a
Diversified REITs  —  2 .2%
British Land Co. PLC (The) .................. 91,995 501,430
Shaftesbury Capital PLC .................... 135,299 247,073
Sirius Real Estate Ltd. ..................... 146,328 193,710
942,213
a
Diversified Telecommunication Services  —  1 .7%
Gamma Communications PLC ................ 8,394 108,746
Helios Towers PLC
(b)
...................... 76,552 241,408
Zegona Communications PLC ................ 15,796 391,363
741,517
a
Electrical Equipment  —  2 .0%
Ceres Power Holdings PLC
(b)
................. 13,495 153,477
DiscoverIE Group PLC ..................... 8,992 92,517
ITM Power PLC
(b)
......................... 42,978 112,458
Rosebank Industries PLC
(b)
.................. 82,163 382,845
Volex PLC ............................. 12,633 118,239
859,536
a
Electronic Equipment, Instruments & Components  —  1 .0%
Oxford Instruments PLC .................... 4,850 214,103
Renishaw PLC .......................... 3,168 226,116
440,219
a
Energy Equipment & Services  —  0 .2%
Hunting PLC ............................ 11,677 73,202
a
Financial Services  —  1 .0%
OSB Group PLC ......................... 32,421 224,784
Paragon Banking Group PLC ................. 16,779 173,201

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Financial Services (continued)
WAG Payment Solutions PLC ................ 15,988 $ 25,082
423,067
a
Food Products  —  2 .5%
AEP Plantations PLC ...................... 1,687 39,485
Cranswick PLC .......................... 5,011 370,482
Greencore Group PLC ..................... 51,951 142,024
Hilton Food Group PLC ..................... 7,478 51,813
MP Evans Group PLC ..................... 3,379 69,987
Premier Foods PLC ....................... 60,182 162,607
Tate & Lyle PLC .......................... 34,720 236,125
1,072,523
a
Ground Transportation  —  0 .6%
Firstgroup PLC .......................... 50,657 116,792
Zigup PLC ............................. 20,079 126,820
243,612
a
Health Care Equipment & Supplies  —  1 .1%
Advanced Medical Solutions Group PLC ......... 19,776 58,349
Convatec Group PLC
(c)
..................... 157,984 428,530
486,879
a
Health Care Providers & Services  —  0 .4%
CVS Group PLC ......................... 6,480 109,264
Spire Healthcare Group PLC
(c)
................ 24,180 71,965
181,229
a
Health Care REITs  —  0 .8%
Primary Health Properties PLC ................ 220,348 278,231
Target Healthcare REIT PLC ................. 57,286 84,244
362,475
a
Health Care Technology  —  0 .1%
Craneware PLC .......................... 2,574 52,135
a
Hotels, Restaurants & Leisure  —  4 .2%
Domino's Pizza Group PLC .................. 35,352 88,602
Entain PLC ............................. 54,670 391,205
Greggs PLC ............................ 9,444 218,245
Hollywood Bowl Group PLC .................. 14,709 60,911
J D Wetherspoon PLC ..................... 6,051 51,786
Mitchells & Butlers PLC
(b)
................... 23,538 74,492
Playtech PLC ........................... 20,711 97,843
PPHE Hotel Group Ltd. ..................... 1,658 44,433
Rank Group PLC ......................... 17,711 23,517
SSP Group PLC ......................... 71,908 161,742
Trainline PLC
(b) (c)
......................... 32,804 97,190
Whitbread PLC .......................... 15,493 486,504
Young & Co's Brewery PLC , Class A
(a)
........... 2,985 31,958
1,828,428
a
Household Durables  —  4 .6%
Barratt Redrow PLC ....................... 124,152 437,411
Bellway PLC ............................ 10,659 275,462
Berkeley Group Holdings PLC
(b)
............... 8,648 398,549
Persimmon PLC ......................... 29,659 443,363
Taylor Wimpey PLC ....................... 323,435 345,930
Vistry Group PLC
(a) (b)
...................... 26,468 99,190
1,999,905
a
Independent Power and Renewable Electricity Producers  —  0 .8%
Drax Group PLC ......................... 30,897 329,335
a
Industrial Conglomerates  —  1 .0%
Metlen Energy & Metals PLC
(a)
................ 9,247 446,881
a
Security Shares Value
a
Industrial REITs  —  2 .2%
LondonMetric Property PLC .................. 194,911 $ 495,766
Tritax Big Box REIT PLC .................... 223,762 452,021
947,787
a
Insurance  —  4 .6%
Beazley PLC ............................ 52,649 905,672
Chesnara PLC .......................... 21,331 92,786
Conduit Holdings Ltd. ...................... 12,384 73,715
Hiscox Ltd. ............................. 29,877 700,591
Lancashire Holdings Ltd. .................... 21,256 172,101
Saga PLC
(b)
............................ 8,362 64,977
2,009,842
a
Interactive Media & Services  —  2 .6%
Autotrader Group PLC
(c)
.................... 75,693 447,379
Baltic Classifieds Group PLC ................. 39,586 95,639
MONY Group PLC ........................ 42,257 100,840
Rightmove PLC .......................... 69,757 392,308
Trustpilot Group PLC
(b) (c)
.................... 31,639 100,614
1,136,780
a
IT Services  —  1 .6%
Computacenter PLC ....................... 5,397 322,351
Kainos Group PLC ........................ 7,600 89,197
Softcat PLC ............................ 11,739 274,998
686,546
a
Leisure Products  —  1 .9%
Games Workshop Group PLC ................ 3,045 811,637
a
Life Sciences Tools & Services  —  0 .2%
Oxford Nanopore Technologies PLC
(a) (b)
.......... 40,206 77,472
a
Machinery  —  5 .3%
Bodycote PLC ........................... 15,897 173,409
IMI PLC ............................... 22,350 834,905
Morgan Advanced Materials PLC .............. 25,554 78,682
Rotork PLC ............................. 75,345 309,930
Vesuvius PLC ........................... 17,191 107,467
Weir Group PLC (The) ..................... 23,927 786,925
2,291,318
a
Marine Transportation  —  0 .4%
Clarkson PLC ........................... 2,715 169,506
a
Media  —  2 .5%
4imprint Group PLC ....................... 2,602 127,784
Canal+ SA
(b)
............................ 58,867 202,154
ITV PLC ............................... 331,261 362,083
WPP PLC .............................. 99,178 369,748
1,061,769
a
Metals & Mining  —  2 .3%
ATALAYA MINING COPPER SA ............... 11,006 128,875
Hill & Smith PLC ......................... 7,251 270,488
Hochschild Mining PLC ..................... 29,475 243,621
Pan African Resources PLC ................. 187,246 345,933
988,917
a
Multi-Utilities  —  0 .2%
Telecom Plus PLC ........................ 6,537 88,386
a
Office REITs  —  1 .0%
Derwent London PLC ...................... 9,261 221,312
Great Portland Estates PLC .................. 31,889 133,913

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Office REITs (continued)
Workspace Group PLC ..................... 12,434 $ 58,708
413,933
a
Oil, Gas & Consumable Fuels  —  3 .1%
DCC PLC .............................. 7,861 634,191
Energean PLC .......................... 11,089 116,855
Harbour Energy PLC ...................... 68,859 243,824
Rockhopper Exploration PLC
(b)
................ 79,558 82,498
Serica Energy PLC ....................... 23,115 77,972
Yellow Cake PLC
(b) (c)
....................... 23,193 177,199
1,332,539
a
Paper & Forest Products  —  1 .0%
Mondi PLC ............................. 40,769 412,511
a
Passenger Airlines  —  0 .7%
easyJet PLC ............................ 28,004 149,343
JET2 PLC .............................. 8,698 138,214
287,557
a
Pharmaceuticals  —  0 .6%
Hikma Pharmaceuticals PLC ................. 14,078 279,124
a
Professional Services  —  0 .3%
GlobalData PLC
(a)
........................ 20,979 30,117
Hays PLC .............................. 147,699 65,639
Pagegroup PLC .......................... 27,317 44,881
140,637
a
Real Estate Management & Development  —  0 .7%
International Workplace Group PLC ............ 67,384 171,533
Savills PLC ............................. 13,457 150,779
322,312
a
Residential REITs  —  0 .9%
Grainger PLC ........................... 61,646 131,253
UNITE Group PLC (The) .................... 38,820 268,740
399,993
a
Retail REITs  —  0 .8%
Hammerson PLC
(a)
........................ 49,101 227,807
Supermarket Income REIT PLC ............... 115,104 129,279
357,086
a
Software  —  0 .5%
Alfa Financial Software Holdings PLC
(c)
.......... 11,645 24,935
Bytes Technology Group PLC ................ 20,194 100,242
Cerillion PLC ............................ 1,842 34,729
GB Group PLC .......................... 21,555 68,796
228,702
a
Specialized REITs  —  0 .8%
Big Yellow Group PLC ..................... 17,114 193,253
Safestore Holdings PLC .................... 19,676 170,681
363,934
a
Specialty Retail  —  2 .6%
AO World PLC
(b)
......................... 27,666 34,873
Currys PLC ............................. 90,311 182,102
Dunelm Group PLC ....................... 11,621 122,148
Frasers Group PLC
(b)
...................... 9,318 96,812
JD Sports Fashion PLC .................... 202,064 228,762
Moonpig Group PLC ....................... 26,983 78,999
Pets at Home Group PLC ................... 41,404 107,168
Watches of Switzerland Group PLC
(b) (c)
.......... 20,471 197,794
Security Shares Value
a
Specialty Retail (continued)
WH Smith PLC .......................... 11,679 $ 77,422
1,126,080
a
Technology Hardware, Storage & Peripherals  —  0 .2%
Raspberry PI Holdings PLC
(a) (b)
................ 6,260 68,707
a
Textiles, Apparel & Luxury Goods  —  1 .8%
Burberry Group PLC
(b)
..................... 33,342 529,229
Coats Group PLC ........................ 177,091 194,551
Dr Martens PLC .......................... 53,614 53,430
777,210
a
Trading Companies & Distributors  —  5 .5%
Diploma PLC ........................... 12,378 1,160,768
Grafton Group PLC , CDI .................... 15,787 176,482
Howden Joinery Group PLC ................. 49,684 512,243
RS GROUP PLC ......................... 43,597 391,610
Travis Perkins PLC ....................... 19,628 141,152
2,382,255
a
Water Utilities  —  0 .7%
Pennon Group PLC ....................... 43,352 301,252
a
a
Total Common Stocks — 99.0%
(Cost: $ 43,417,148 ) ................................. 42,883,461
a
Rights
Food Products  —  0 .0%
Greencore Group CVR
(b) (d)
................... 21,565 581
a
a
Total Rights — 0.0%
(Cost: $ 608 ) ...................................... 581
Total Long-Term Investments — 99.0%
(Cost: $ 43,417,756 ) ................................. 42,884,042
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 848,208 848,462
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 18,861 18,861
a
Total Short-Term Securities — 2.0%
(Cost: $ 867,318 ) ................................... 867,323
Total Investments — 101.0%
(Cost: $ 44,285,074 ) ................................. 43,751,365
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (450,538)
Net Assets — 100.0% ................................. $ 43,300,827
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI United Kingdom Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,067  $ 842,457
(a)
$ —  $ (67) $ 5  $ 848,462  848,208  $ 11,762
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 22,123  —  (3,262)
(a)
—  —  18,861  18,861  595  —
$ —  $ (67) $ 5
$ 867,323
$ 12,357  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 250 Index ...................................................................... 6 06/19/26 $ 380 $ 12,461

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,895,165  $ 27,988,296  $ —  $ 42,883,461
Rights ................................................ —  —  581  581
Short-Term Securities
Money Market Funds ...................................... 867,323  —  —  867,323
$ 15,762,488  $ 27,988,296  $ 581  $ 43,751,365
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,461  $ —  $ —  $ 12,461
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CDI CREST Depository Interest
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)